INCOME TAX AND SOCIAL CONTRIBUTION - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
TAXES PAYABLE
Deferred tax assets	R$ 3,355,170
Unrecognized / reversed deferred taxes	10,337,192
Deferred tax expense (income) relating to origination and reversal of temporary differences, unrecognized	2,492,915	R$ 9,432,484
Net asset (liability)	15,078,352	1,385,990
Annulment Action and Tax Enforcement related to IRPJ and CSLL (AXIA Energia)
TAXES PAYABLE
Other components of deferred tax expense (income)	2,178,305	2,060,752
Tax Enforcement and Objections to Tax Enforcement related to IRPJ and CSLL (AXIA Energia)
TAXES PAYABLE
Other components of deferred tax expense (income)	955,755	899,043
Ordinary Action to challenge IRPJ and CSLL on indemnification for early reversion of concession assets (AXIA Energia Sul)
TAXES PAYABLE
Other components of deferred tax expense (income)	938,232	836,218
Annulment Action related to IRPJ and CSLL (AXIA Energia Sul)
TAXES PAYABLE
Other components of deferred tax expense (income)	630,246	624,047
Tax Enforcement Action seeking collection of IRPJ and CSLL on amounts related to the early reversion of concession assets (AXIA Energia)
TAXES PAYABLE
Other components of deferred tax expense (income)	821,739	766,147
Tax Assessment Notice – IRPJ and CSLL (AXIA Energia)
TAXES PAYABLE
Other components of deferred tax expense (income)	R$ 913,294	R$ 852,517